                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  ____/____/____  (a)

     or fiscal year ending:          ___12/31/01___  (b)

Is this a transition report? (Y/N)  __N___

Is this an amendment to a previous filing? (Y/N)  N____

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:  PFL Variable Life Account A

     B.   File Number: 811-09579

     C.   Telephone Number:  319-398-8511


2.   A.   Street: 4333 Edgewood Rd NE

     B.   City: Cedar Rapids      C. State: Iowa   D. Zip Code 52499   Zip Ext:

     E.   Foreign Country:                            Foreign Postal Code:


3.  Is this the first filing on this form by Registrant? (Y/N)        Yes
                                                                ----------------

4.  Is this the last filing on this form by Registrant? (Y/N)          No
                                                                ----------------

5.  Is Registrant a small business investment company (SBIC)? (Y/N)      No
                                                                    ------------
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)             Yes
                                                         -----------------------
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N) ------------ [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? __________________

                                                        If filing more than one
                                                           Page 47, "X" box: [_]

For period ending   12/31/01
                  --------------

File number 811-09579___________


UNIT INVESTMENT TRUSTS

111.  A. [_]  Depositor Name:  PFL LIFE INSURANCE COMPANY n/k/a TRANSAMERICA LIFE INSURANCE COMPANY
                               --------------------------------------------------------------------

      B. [_]  File Number (If any): _________________________

      C. [_]  City:  Cedar Rapids  State:  Iowa            Zip Code:      52499         Zip Ext.:  _________
                     ------------          --------------            ----------------

         [_]  Foreign Country: _________________________   Foreign Postal Code: ___________________

111.  A. [_]  Depositor Name: ______________________________________________________________________________

      B. [_]  File Number (If any): ____________________

      C. [_]  City: _______________  State: ____________   Zip Code: ________________   Zip Ext.: _______

         [_]  Foreign Country: _________________________   Foreign Postal Code:____________________

112.  A. [_]  Sponsor Name:   PFL LIFE INSURANCE COMPANY n/k/a TRANSAMERICA LIFE
                            ----------------------------------------------------
INSURANCE COMPANY
-----------------

      B. [_]  File Number (If any): ___________________

      C. [_]  City: Cedar Rapids     State: Iowa           Zip Code:       52499        Zip Ext.: _______
                    -------------           -----------               ---------------

         [_]  Foreign Country: ________________________    Foreign Postal Code: ____________________


112.  A. [_]  Sponsor Name: _____________________________________________________________________________

      B. [_]  File Number (If any): __________________

      C. [_]  City: _______________  State: __________     Zip Code:  _______________   Zip Ext.: _______

         [_]  Foreign Country: _______________________     Foreign Postal Code: __________________

                                                         If filing more than one
                                                           Page 48, "X" box: [_]

For period ending 12/31/01
                  ---------------

File number 811-09579
                -----------------

113.  A.  [_]  Trustee Name:__________________________________________________________________

      B.  [_]  City:_________________ State:___________ Zip Code:____________ Zip Ext.:_______

          [_]  Foreign Country:________________________ Foreign Postal Code:___________

113.  A.  [_]  Trustee Name:___________________________________________________________

      B.  [_]  City:_________________ State:___________ Zip Code:____________ Zip Ext.:_______

          [_]  Foreign Country:________________________ Foreign Postal Code:___________

114.  A.  [_]  Principal Underwriter Name: AFSG Securities Corporation
                                           ---------------------------------------------------

      B.  [_]  File Number 8-________

      C.  [_]  City: Cedar Rapids     State: Iowa       Zip Code:  52499      Zip Ext.:_______
                     ----------------        ----------          ------------

          [_]  Foreign Country:________________________ Foreign Postal Code:___________


114.  A.  [_]  Principal Underwriter Name:____________________________________________________

      B.  [_]  File Number 8-________

      C.  [_]  City:_________________ State:___________ Zip Code:____________ Zip Ext.:_______

          [_]  Foreign Country:________________________ Foreign Postal Code:___________


115.  A.  [_]  Independent Public Accountant Name:     Ernst & Young
                                                  --------------------------------------------

      B.  [_]  City: Des Moines       State: Iowa       Zip Code:  50309      Zip Ext.:_______
                     ----------------        ----------          ------------

          [_]  Foreign Country:________________________ Foreign Postal Code:___________


115.  A.  [_]  Independent Public Accountant Name:____________________________________________

      B.  [_]  City:_________________ State:___________ Zip Code:____________ Zip Ext.:_______

          [_]  Foreign Country:________________________ Foreign Postal Code:___________

                                                         If filing more than one
                                                           Page 49, "X" box: [_]

For period ending 12/31/01
                  -------------

File number 811-09579
                ---------------

116.  Family of investment companies information:

      A.  [_]  Is Registrant part of a family of investment companies? (Y/N)                               NO
                                                                            --------------------------------------
                                                                                                               Y/N
      B.  [_]  Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __
               (NOTE: In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.  A.  [_]  Is Registrant a separate account of an insurance company? (Y/N)                              YES
                                                                             -------------------------------------
                                                                                                               Y/N
        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.  [_]  Variable annuity contracts? (Y/N)                                                            NO
                                               -------------------------------------------------------------------
                                                                                                               Y/N
      C.  [_]  Scheduled premium variable life contracts? (Y/N)                                             NO
                                                              ----------------------------------------------------
                                                                                                               Y/N
      D.  [_]  Flexible premium variable life contracts? (Y/N)                                              YES
                                                             -----------------------------------------------------
                                                                                                               Y/N
      E.  [_]  Other types of insurance products registered under the Securities Act of 1933? (Y/N)         NO
                                                                                                  ----------------
                                                                                                               Y/N

118.  [_] State the number of series existing at the end of the period that had securities registered
          under the Securities Act of 1933                                                                 1
                                           -----------------------------------------------------------------------

119.  [_] State the number of new series for which registration statements under the Securities Act
          of 1933 became effective during the period                                                       0
                                                     -------------------------------------------------------------

120.  [_] State the total value of the portfolio securities on the date of deposit for the new series
          included in item 119 ($000's omitted)                                                            $
                                                ------------------------------------------------------------------

121.  [_] State the number of series for which a current prospectus was in existence at the end of the
          period.                                                                                          1
                  ------------------------------------------------------------------------------------------------

122.  [_] State the number of existing series for which additional units were registered under the
          Securities Act of 1933 during the current period                                                 1
                                                           -------------------------------------------------------

                                                        If filing more than one
                                                           Page 50, "X" box: [_]

For period ending 12/31/01_____________
File number 811-09579__________________

123. [_] State the total value of the additional units considered in answering item 122 ($000's) omitted.   $1
                                                                                                          --------

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they
         were placed in the subsequent series) ($000's omitted)                                             $0
                                                                --------------------------------------------------

125. [_] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
         all series of Registrant ($000's omitted)                                                          $0
                                                  ----------------------------------------------------------------

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on
         units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)          $0
                                                                                                  ----------------
127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of
         series during the current period (excluding distributions of realized gains, if any):              $
                                                                                              --------------------

                                                              Number       Total Assets        Total Income
                                                            of Series        ($000's          Distributions
                                                                             ---------
                                                            Investing        omitted)        ($000's omitted)
                                                            ---------     -------------      ----------------
A.   U.S. Treasury direct issue                             _________     $____________        $____________

B.   U.S. Government agency                                 _________     $____________        $____________

C.   State and municipal tax-free                           _________     $____________        $____________

D.   Public utility debt                                    _________     $____________        $____________

E.   Brokers or dealers debt or
     debt of brokers' or dealers' parent                    _________     $____________        $____________

F.   All other corporate intermed. & long-term debt         _________     $____________        $____________

G.   All other corporate short-term debt                    _________     $____________        $____________

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                       _________     $____________        $____________

I.   Investment company equity securities                   _________     $____________        $____________


J.   All other equity securities                                 1        $  16                $      0
                                                            ---------     ------------         ------------
K.   Other securities                                       _________     $____________        $____________

L.   Total assets of all series of registrant               _________     $____________        $____________

                                                        If filing more than one
                                                           Page 51, "X" box: [_]

For period ending 12/31/01___________

File number 811-09579________________

128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                        No
         -----------------------------------------------------------------------
                                                                             Y/N
         [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)__________________________________________________
                                                                             Y/N
         [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)_________________________________________
                                                                             Y/N

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                $ 0
                                          --------------------------------------

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-          811-            811-             811-             811-
         811-          811-            811-             811-             811-
         811-          811-            811-             811-             811-
         811-          811-            811-             811-             811-
         811-          811-            811-             811-             811-
         811-          811-            811-             811-             811-
         811-          811-            811-             811-             811-
         811-          811-            811-             811-             811-
         811-          811-            811-             811-             811-

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa, effective the 18/th/ day of February, 2002

                              TRANSAMERICA LIFE INSURANCE COMPANY


                              By:   /s/ Paul Reaburn
                                 --------------------------------
                                        Paul Reaburn
                                        Vice President

Witness:


   /s/John D. Cleavenger
-----------------------------
John D. Cleavenger